Leases (Tables)	6 Months Ended
Jun. 30, 2022
Leases
Leases - Lease Expense

	Dry Bulk Vessel Operations Three Month Period Ended June 30, 2022	Logistics Business Three Month Period Ended June 30, 2022	Total
Lease expense for charter-in contracts	$15,514	$1,013	$16,527
Lease expense for land lease agreements	—	165	165
Lease expense for office lease agreements	—	120	120
Total	$15,514	$1,298	$16,812

	Dry Bulk Vessel Operations Three Month Period Ended June 30, 2021	Logistics Business Three Month Period Ended June 30, 2021	Total
Lease expense for charter-in contracts	$19,252	$1,630	$20,882
Lease expense for land lease agreements	—	142	142
Lease expense for office lease agreements	—	91	91
Total	$19,252	$1,863	$21,115

	Dry Bulk Vessel Operations Six Month Period Ended June 30, 2022	Logistics Business Six Month Period Ended June 30, 2022	Total
Lease expense for charter-in contracts	$30,522	$2,021	$32,543
Lease expense for land lease agreements	—	309	309
Lease expense for office lease agreements	—	191	191
Total	$30,522	$2,521	$33,043

	Dry Bulk Vessel Operations Six Month Period Ended June 30, 2021	Logistics Business Six Month Period Ended June 30, 2021	Total
Lease expense for charter-in contracts	$39,850	$3,168	$43,018
Lease expense for land lease agreements	—	282	282
Lease expense for office lease agreements	—	157	157
Total	$39,850	$3,607	$43,457

Leases - Total amount of lease payments on an undiscounted basis

	Charter-in vessels in operation	Land leases	Office space
June 30, 2023	$80,620	$556	$432
June 30, 2024	46,554	556	348
June 30, 2025	28,277	556	62
June 30, 2026	18,960	556	60
June 30, 2027	10,680	556	23
June 30, 2028 and thereafter	25,888	21,611	—
Total	$210,979	$24,391	$925
Operating lease liabilities, including current portion	$162,567	$8,167	$826
Discount based on incremental borrowing rate	$48,412	$16,224	$99

Leases - Total amount of lease payments
Payment due by period
June 30, 2023	$1,900
June 30, 2024	1,900
June 30, 2025	1,900
June 30, 2026	1,900
June 30, 2027	1,900
June 30, 2028 and thereafter	7,785
Total	$17,285